Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
ClearShares OCIO ETF
Shareholder Report [Line Items]
Fund Name	ClearShares OCIO ETF
Class Name	ClearShares OCIO ETF
Trading Symbol	OCIO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/ocio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearShares OCIO ETF	$29	0.54%
[1]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Net Assets	$ 167,441,572
Holdings Count | $ / shares	42
Advisory Fees Paid, Amount	$ 435,505
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$167,441,572
Number of Holdings	42
Net Advisory Fee	$435,505
Portfolio Turnover	29%
30-Day SEC Yield	1.72%
30-Day SEC Yield Unsubsidized	1.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type*	(% of Net Assets)
Exchange Traded Funds	99.3%
Money Market Funds	0.8%
Written Options	-0.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	19.4%
Invesco QQQ Trust Series 1	6.6%
Vanguard FTSE Developed Markets ETF	5.4%
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	5.1%
State Street Technology Select Sector SPDR ETF	5.1%
Vanguard Total Stock Market ETF	4.7%
SPDR S&P 500 ETF Trust	4.7%
iShares Russell Mid-Cap Growth ETF	4.6%
iShares Core S&P 500 ETF	4.6%
iShares 3-7 Year Treasury Bond ETF	4.4%

Top Sectors*	(% of Net Assets)
Domestic Equity	48.9%
Fixed Income	28.7%
Global Equity	21.7%
Money Market Funds	0.8%
Written Options	-0.1%
[2]
Updated Prospectus Web Address	https://www.clear-shares.com/ocio
ClearShares Piton Intermediate Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Piton Intermediate Fixed Income ETF
Class Name	ClearShares Piton Intermediate Fixed Income ETF
Trading Symbol	PIFI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/pifi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearShares Piton Intermediate Fixed Income ETF	$23	0.45%
[3]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 107,696,351
Holdings Count | $ / shares	64
Advisory Fees Paid, Amount	$ 237,711
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$107,696,351
Number of Holdings	64
Net Advisory Fee	$237,711
Portfolio Turnover	5%
Average Credit Quality	AA
Effective Duration	3.93 years
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%
Weighted Average Maturity	4.51 Years
Weighted Average Life	4.51 Years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(% of Net Assets)
U.S. Treasury Securities	56.9%
Corporate Bonds	32.3%
U.S. Government Agency Issues	10.0%
Money Market Funds	0.4%
Cash & Other	0.4%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	56.9%
Federal Home Loan Banks	4.3%
Resolution Funding Corporation	2.1%
Tennessee Valley Authority	1.7%
Bank of New York Mellon Corp.	1.6%
JPMorgan Chase & Co.	1.5%
Sysco Corp.	1.5%
Amazon.com, Inc.	1.4%
Cisco Systems, Inc.	1.4%
Bank of America Corp.	1.4%

Top Sectors	(% of Net Assets)
Government	66.9%
Financial	11.8%
Communications	5.2%
Consumer, Cyclical	4.7%
Consumer, Non-cyclical	4.5%
Industrial	2.5%
Utilities	1.4%
Energy	1.3%
Technology	0.9%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.clear-shares.com/pifi
ClearShares Ultra-Short Maturity ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Ultra-Short Maturity ETF
Class Name	ClearShares Ultra-Short Maturity ETF
Trading Symbol	OPER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2025, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/oper
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ClearShares Ultra-Short Maturity ETF	$10	0.20%
[4]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 107,502,066
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 125,255
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$107,502,066
Number of Holdings	4
Net Advisory Fee	$125,255
Portfolio Turnover	0%
Effective Duration	0.13 years
30-Day SEC Yield	3.96%
30-Day SEC Yield Unsubsidized	3.96%
Weighted Average Maturity	4.54 Days
Average Credit Quality	AA+
Weighted Average Life	4.54 Days

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Security Type	(% of Net Assets
Repurchase Agreements	99.9%
Money Market Funds	0.1%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets
Cantor Fitzgerald & Co., 4.16%, 12/01/2025	46.5%
Cantor Fitzgerald & Co., 4.20%, 12/05/2025	41.9%
Marex Capital Markets Inc., 4.16%, 12/01/2025	11.5%
First American Government Obligations Fund	0.1%

Updated Prospectus Web Address	https://www.clear-shares.com/oper

[1]
*	Annualized

[2]
*	Excludes securities lending collateral.

[3]
*	Annualized

[4]
*	Annualized